15005638

Nasdaq

805 King Farm Blvd
Rockville, MD 20850

Claude Courbois
Vice President
Listing Qualifications

001- 36311

By Electronic Mail

March 30, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERTNAS

Dear Mr. Thomas:

This is to certify that on March 27, 2015 The Nasdaq Stock Market (the "Exchange") received from National General Holdings Corp. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

National General Holdings Corp. Depositary Shares, each Representing 1/40th of a Share of 7.50% Non-Cumulative Preferred Stock, Series B

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,